Financial liabilities - Disclosure of the main data and assumptions, Heights convertible loan notes (Details) - Heights convertible notes, tranche A € in Thousands	Dec. 31, 2024 EUR (€) € / shares
Disclosure of financial liabilities [line items]
Original principal amount | €	€ 35,000
Fair value of convertible notes | €	€ 20,017
Interest rate | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.06
Conversion price per share (in euro per share) | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	23.77
Ordinary share price (in euro per share) | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	6.76
Held to maturity scenario probability | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.75
Initial price limit, (in euro per share) | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	14.43
Early redemption amount (put event) | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	1.2000
Volatility | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.50
Credit spread | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.25
Risk-free rate | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.029